Goodwill and Intangibles (Tables)	12 Months Ended
Jun. 30, 2011
Goodwill And Intangibles (Tables) [Abstract]
Changes in the carrying amount of goodwill by reportable segment

Balance at July 1, 2009	$63,108
Other, primarily currency translation	297

Balance at June 30, 2010	63,405

Goodwill acquired during the year	11,700
Other, primarily currency translation	1,876

Balance at June 30, 2011	$76,981

Amortization details resulting from business combinations

		Accumulated	Net
June 30, 2011	Amount	Amortization	Book Value

Finite-Lived Intangibles:
Customer relationships	$78,084	$23,111	$54,973
Trade names	25,944	5,666	20,278
Vendor relationships	14,211	3,696	10,515
Non-competition agreements	5,127	2,632	2,495

Total Finite-Lived Intangibles	123,366	35,105	88,261

Indefinite-Lived Trade Names	1,290		1,290

Total Intangibles	$124,656	$35,105	$89,551

		Accumulated	Net
June 30, 2010	Amount	Amortization	Book Value

Customer relationships	$65,324	$15,328	$49,996
Trade names	25,648	3,777	21,871
Vendor relationships	13,842	2,511	11,331
Non-competition agreements	4,394	1,676	2,718

Total Intangibles	$109,208	$23,292	$85,916